Schedule of intangible assets (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Beginning of financial year	$ 2,977,311
Amortization	604,652	$ 559,340
End of financial period and year	3,389,962		$ 2,977,311
Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Beginning of financial year	6,064,363	4,349,839	4,349,839
Additions - internal development	1,017,303		1,714,524
End of financial period and year	7,081,666		6,064,363
Accumulated amortisation [member]
IfrsStatementLineItems [Line Items]
Beginning of financial year	3,087,052	$ 1,968,374	1,968,374
Amortization	604,652		1,118,678
End of financial period and year	$ 3,691,704		$ 3,087,052